Income Tax - Schedule of Tax Provisions Attributable to Loss Before Income Taxes (Details) - USD ($)	3 Months Ended	6 Months Ended		7 Months Ended	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Sep. 30, 2025	Sep. 30, 2024
Schedule of Tax Provisions Attributable to Loss Before Income Taxes [Line Items]
Total tax expense, amount		$ 3,590	$ 7,892			$ 8,492	$ 3,650
Federal Statutory Income Tax [Member]
Schedule of Tax Provisions Attributable to Loss Before Income Taxes [Line Items]
US federal statutory tax rate, amount						$ (6,379,165)	$ (2,703,837)
US federal statutory tax rate, percentage						21.00%	21.00%
State and local income taxes, net of federal income tax effect, amount						$ 1,424	$ 1,007
State and local income taxes, net of federal income tax effect, percentage						0.00%	(0.01%)
Foreign tax effects, amount						$ (2,755)	$ (2,158)
Foreign tax effects, percentage						0.01%	0.02%
Tax credits, amount						$ (196,546)	$ (335,690)
Tax credits, Percentage						0.65%	2.61%
Changes in valuation allowance, amount						$ 1,214,197	$ 1,989,778
Changes in valuation allowance, percentage						(4.00%)	(15.45%)
Non taxable or nondeductible items, amount						$ 319,045	$ 121,172
Non taxable or nondeductible items, percentage						(1.05%)	(0.94%)
Change in fair value of derivative liability, amount						$ 3,995,554	$ 301,664
Change in fair value of derivative liability, percentage						(13.15%)	(2.34%)
Disallowed interest expense on convertible debt, amount						$ 997,775	$ 571,823
Disallowed interest expense on convertible debt, percentage						(3.28%)	(4.44%)
Changes in unrecognized tax benefits, amount						$ 58,964	$ 59,892
Changes in unrecognized tax benefits, percentage						(0.19%)	(0.47%)
Total tax expense, amount						$ 8,493	$ 3,651
Total tax expense, percentage						(0.03%)	(0.03%)
Los Altos Ventures Corp [Member]
Schedule of Tax Provisions Attributable to Loss Before Income Taxes [Line Items]
US federal statutory tax rate, amount	$ (8,400)			$ (7,000)	$ (7,000)
US federal statutory tax rate, percentage	21.00%			21.00%	21.00%
Changes in valuation allowance, amount				$ 7,000
Changes in valuation allowance, percentage	(21.00%)			(21.00%)	(21.00%)
Total tax expense, amount
Total tax expense, percentage